Note 17 - Cash and Cash Equivalents and Other Investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents:
Cash at banks	$ 81,211	$ 150,948
Liquidity funds	160,198	66,033
Short – term investments	186,952	113,240
	428,361	330,221
Other investments - current:
Other investments - current	487,734	1,192,306
Other investments - Non-current:
Other investments - non-current	118,155	128,335
Fixed Income (time-deposit, zero coupon bonds, commercial papers) [member]
Other investments - current:
Other investments - current	300,410	437,406
Bonds and other fixed income [member]
Other investments - current:
Other investments - current	187,324	754,800
Other investments - Non-current:
Other investments - non-current	113,829	123,498
Other investments [member]
Other investments - current:
Other investments - current		100
Other investments - Non-current:
Other investments - non-current	$ 4,326	$ 4,837